SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenue, Major Customer [Line Items]
Net sales:	$ 19,603	$ 22,935	$ 22,373
Operating income:	761	1,516	1,271
Interest expense:
Depreciation and amortization expense:	266	317	393
Capital expenditure:	197	524	129
Total assets:	17,552	17,039
Long-lived assets:	954	1,121
Metal Stamping and Mechanical OEM [Member]
Revenue, Major Customer [Line Items]
Net sales:	8,323	10,268	12,520
Operating income:	267	738	745
Interest expense:
Depreciation and amortization expense:	107	137	226
Capital expenditure:	88	226	71
Total assets:	7,374	7,268
Long-lived assets:	412	518
Electric OEM [Member]
Revenue, Major Customer [Line Items]
Net sales:	11,280	12,667	9,853
Operating income:	646	916	605
Interest expense:
Depreciation and amortization expense:	159	180	167
Capital expenditure:	109	298	58
Total assets:	8,597	9,638
Long-lived assets:	542	603
Corporate [Member]
Revenue, Major Customer [Line Items]
Operating income:	(152)	(138)	$ (79)
Total assets:	$ 1,581	$ 133